SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001
                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                      November 10, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

       Re:     AB Variable Products Series Fund, Inc.
                   o AB Growth and Income Portfolio
               File Nos. 33-18647 and 811-05398
               ---------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), we are filing Post-Effective Amendment No. 68 under the 1933 Act and Amendment No. 69 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Variable Products Series Fund, Inc. - AB Growth and Income Portfolio (the "Fund"). We are making this filing to revise the Fund's principal investment strategies so that the disclosure reflects the changes to the Fund's principal investment strategies recently approved by the Fund's Board of Directors.

      Disclosure other than that described above contained in the Fund's prospectuses and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 68.

      Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

                                                  Sincerely,

                                                  /s/ Mark F. Samra
                                                  -----------------
                                                      Mark F. Samra
Attachment
cc:  Stephen J. Laffey
Paul M. Miller